Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2015
Short-term borrowings and long-term debt

10. Short-term borrowings and long-term debt:

Short-term borrowings, excluding the current portion of long-term debt as of March 31, 2014 and 2015 were as follows:

	Millions of yen
	2014	2015
Short-term borrowings denominated in Japanese Yen:
Unsecured short-term loans from financial institutions	¥7,700	¥400
(Year ended March 31, 2014—weighted-average rate per annum : 0.5% as of March 31, 2014)
(Year ended March 31, 2015—weighted-average rate per annum : 0.7% as of March 31, 2015)
Short-term borrowings denominated in Euro:
Unsecured short-term loans from financial institutions	1,795	1,648
(Year ended March 31, 2014—weighted-average rate per annum : 1.3% as of March 31, 2014)
(Year ended March 31, 2015—weighted-average rate per annum : 1.3% as of March 31, 2015)

Total short-term borrowings	¥9,495	¥2,048

Long-term debt as of March 31, 2014 and 2015 were as follows:

	Millions of yen
	2014	2015
Debt denominated in Japanese Yen:
Unsecured corporate bonds	¥220,000	¥220,000
(Year ended March 31, 2014—interest rates per annum : 0.2%-2.0%, due : years ending March 31, 2018-2024)
(Year ended March 31, 2015—interest rates per annum : 0.2%-2.0%, due : years ending March 31, 2018-2024)
Unsecured indebtedness to financial institutions	836	603
(Year ended March 31, 2014—interest rates per annum : 0.9%-1.2%, due : years ending March 31, 2015-2018)
(Year ended March 31, 2015—interest rates per annum : 0.9%-1.2%, due : years ending March 31, 2016-2018)
Debt denominated in Euro:
Unsecured indebtedness to financial institutions	15	—
(Year ended March 31, 2014—interest rates per annum : 7.5%, due : year ending March 31, 2018)

Sub-total	¥220,851	¥220,603
Less: Current portion	(248)	(203)

Total long-term debt	¥220,603	¥220,400

For the fiscal year ended March 31, 2014, DOCOMO redeemed ¥70,000 million unsecured corporate bonds and issued an additional ¥50,000 million of unsecured corporate bonds at 0.73% per annum maturing in the fiscal year ending March 31, 2024. For the fiscal year ended March 31, 2015, DOCOMO did not redeem or issue corporate bonds.

Interest rates on DOCOMO’s debts are mainly fixed. DOCOMO may use interest rate swap agreements, under which DOCOMO receives fixed rate interest payments and pays floating rate interest payments, to hedge the changes in fair value of certain debt as a part of its asset-liability management (ALM). Information relating to interest rate swap agreements is disclosed in Note 21 “Financial instruments.” DOCOMO did not enter into any interest rate swaps agreements designated as instruments hedging the changes in fair value for the fiscal years ended March 31, 2014 and 2015. DOCOMO was not a counterparty to any interest rate swap agreements designated as instruments hedging the changes in fair value as of March 31, 2014 and 2015.

Interest costs related to short-term borrowings and long-term debt for the fiscal years ended March 31, 2013, 2014 and 2015 totaled ¥3,916 million, ¥3,096 million and ¥2,790 million, respectively. “Interest expense” in the consolidated statements of income excludes the amounts of capitalized interest.

The aggregate amounts of annual maturities of long-term debt as of March 31, 2015, were as follows:

Year ending March 31,	Millions of yen
2016	¥203
2017	200
2018	60,200
2019	110,000
2020	—
Thereafter	50,000

Total	¥220,603